Income Tax And Social Contribution (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Major Components of Income Tax Expense
The income tax and social contribution charge on the results for the year can be summarized as follows:

	2023	2022	2021
Current income tax	(42,961)	(38,945)	(41,510)
Current social contribution	(15,605)	(14,199)	(15,260)

	(58,566)	(53,144)	(56,770)

Deferred income tax	6,455	683	5,546
Deferred social contribution	2,185	48	1,997

	8,640	731	7,543

Summary of Deferred Taxes
Deferred	tax balances

	12/31/2023	12/31/2022
Deferred tax assets
Tax losses	6,066	4,912
Leases	1,084	1,805
RSU	2,188	1,628
Interest expense on obligation for acquisition	2,121	550
Amortization on management Contracts	1,382	346
Contingent consideration	646	—

Total	13,487	9,241

Deferred tax liabilities
Financial revenue	(1,147)	(973)
Estimated revenue	(1,570)	(1,690)
Leases	(351)	(49)
Contingent consideration	—	(4,750)

Total Income Tax	(3,068)	(7,462)

Estimated revenue	(815)	(878)

Total (Taxes and contribution)	(815)	(878)

Total deferred tax liabilities	(3,883)	(8,340)

Movements	Tax losses	Leases	RSU	Other (*)	Total
Deferred tax assets
As at December 31, 2021	2,494	2,476	—	—	4,970
to profit and loss	2,418	(671)	1,628	896	4,271

As at December 31, 2022	4,912	1,805	1,628	896	9,241

to profit and loss	1,154	(721)	560	3,253	4,246

As at December 31, 2023	6,066	1,084	2,188	4,149	13,487

(*) Comprises deferred taxes related to interest expense on obligation for ownership acquisition, amortization on management contracts and contingent consideration.

Movements	Financial Revenue	Estimated Revenue	Leases	Contingent consideration	Total
Deferred tax liabilities
As at December 31, 2021	(1,815)	(3,201)	—	—	(5,016)
to profit and loss	842	633	(49)	(4,750)	(3,324)

As at December 31, 2022	(973)	(2,568)	(49)	(4,750)	(8,340)

to profit and loss	(174)	183	(302)	4,750	4,457

As at December 31, 2023	(1,147)	(2,385)	(351)	—	(3,883)

Summary of Tax Effective Rate
(a)	Tax effective rate

	2023	2022	2021
Profit (loss) before income taxes	269,385	271,814	257,842
Combined statutory income taxes rate - %	34%	34%	34%

Income tax benefit (expense) at statutory rates	(91,591)	(92,417)	(87,666)
Reconciliation adjustments:
Expenses not deductible	(880)	(214)	(392)
Tax benefits	190	282	825
Share based payments	(516)	(297)	(371)
Unrecognized tax loss credits	(2,055)	—	—
Effect of presumed profit of subsidiaries (i) and offshore subsidiaries	44,833	40,220	38,279
Other additions (exclusions), net	93	13	98
Income taxes expenses	(49,926)	(52,413)	(49,227)
Current	(58,566)	(53,144)	(56,770)
Deferred	8,640	731	7,543
Effective rate	19%	19%	19%

(i)
Brazilian tax law establishes that companies that generate gross revenues of up to R$ 78,000 in the prior fiscal year may calculate income taxes as a percentage of gross revenue, using the p resu
med profit income tax regime. The Entity’s subsidiaries adopted this tax regime and the effect of the presumed profit of subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries.